Finance income and finance costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finance income and finance costs
Foreign exchange gain	$ 1,336,000	$ 10,496,000	$ 22,162,000
Interest and similar income	1,738,000	388,000	258,000
Interest income from financial assets at fair value through OCI	2,788,000	4,064,000	2,344,000
Fair value gain on financial assets at fair value through profit or loss	237,000	0	0
Other income	90,000	305,000	0
Finance income	6,189,000	15,253,000	24,764,000
Foreign exchange loss	11,804,000	7,492,000	7,485,000
Interest and similar expense	2,168,000	1,718,000	1,606,000
Fair value loss on financial assets at fair value through profit and loss	13,601,000	7,167,000	998,000
Loss recognized on disposal of debt instruments held at fair value through OCI (Note 12)	3,908,000	2,290,000	0
Other charges	0	951,000	242,000
Finance costs	31,481,000	19,618,000	10,331,000
Transaction costs	$ 1,080,000	$ 0	$ 0